PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total plan expense, net	$ 478	$ 555	$ (393)
Cost of sales
Disclosure of defined benefit plans [line items]
Total plan expense, net	212	220	(725)
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total plan expense, net	34	23	0
Financing costs - net
Disclosure of defined benefit plans [line items]
Total plan expense, net	232	312	332
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total plan expense, net	263	245	134
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total plan expense, net	$ 215	$ 310	$ (527)